Government Grant - Relief Fund (Details) - Public health and Social Services Emergency Fund - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2022
Government Grants
Amount of public health and social services emergency fund		$ 1,797,000
Amount of expenses related to PPP	$ 0
Other expense (income)
Government Grants
Amount of reduction in the liability			$ 631,000